Net Loss per Share	12 Months Ended
Dec. 31, 2020
Net Loss Per Share
Net Loss Per Share

18.	Net Loss per Share
For the years ended December 31, 2018, 2019 and 2020, the Company had potential ordinary shares, including share options granted,
Pre-IPO
Preferred Shares and other permanent equities, and ordinary shares issuable upon the conversion of the 2026 Notes and 2027 Notes, where applicable. As the Group incurred losses for the years ended December 31, 2018, 2019 and 2020, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share. Considering that the holders of
Pre-IPO
Preferred Shares and other permanent equities have no contractual obligations to participate in the Group’s losses, any losses from the Group was not be allocated to them.
Upon the completion of the Company’s IPO in April 2018, all of the outstanding
Pre-IPO
Preferred Shares and other permanent equities were converted into 25,336,888 shares of Class Y Ordinary Shares and 141,808,970 shares of Class Z Ordinary Shares. The number of share options, which was anti-dilutive and excluded from the computation of diluted net loss per share for the year ended December 31, 2018, was 15,594,490 shares.
For the year ended December 31, 2019, the numbers of share options and the number of ordinary shares issuable upon the conversion of the 2026 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 9,328,721 shares and 20,202,000 shares, respectively.
For the year ended December 31, 2020, the numbers of share options and the number of ordinary shares issuable upon the conversion of the 2026 Notes and 2027 Notes, which were anti-dilutive and excluded from the computation of diluted net loss per share, were 8,927,697 shares, 20,202,000 shares and 19,641,280 shares, respectively.

The following table sets forth the computation of basic and diluted net loss per share for the years ended December 31, 2018, 2019 and 2020:

	For the Year Ended December 31,
	2018	2019	2020
	RMB in thousands, except for share and per share data
Numerator:
Net loss	(565,021)	(1,303,570)	(3,054,017)
Accretion to redeemable noncontrolling interests	—	—	(4,292)
Accretion to Pre-IPO Preferred Shares redemption value	(64,605)	—	—
Net loss attributable to noncontrolling interests	13,301	14,597	46,605

Net loss attributable to Bilibili Inc.’s shareholders for basic/dilutive net loss per share calculation	(616,325)	(1,288,973)	(3,011,704)

Denominator:
Weighted average number of ordinary shares outstanding, basic	233,047,703	323,161,680	345,816,023
Weighted average number of ordinary shares outstanding, diluted	233,047,703	323,161,680	345,816,023
Net loss per share, basic	(2.64)	(3.99)	(8.71)
Net loss per share, diluted	(2.64)	(3.99)	(8.71)